Significant accounting policies - Assumptions and estimation uncertainties (Details)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Scrap value estimate, historical average period used	4 years
tankers
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	20 years
tankers | Forecast
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	20 years